Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
May 31, 2025

Dates Covered
Collections Period	05/01/25 - 05/31/25
Interest Accrual Period	05/15/25 - 06/15/25
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/25	455,071,728.00	24,112
Yield Supplement Overcollateralization Amount 04/30/25	36,906,864.23	0
Receivables Balance 04/30/25	491,978,592.23	24,112
Principal Payments	22,994,727.45	771
Defaulted Receivables	843,969.28	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/25	34,420,707.11	0
Pool Balance at 05/31/25	433,719,188.39	23,306

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.24%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	8,578,149.34	340
Past Due 61-90 days	2,069,903.94	81
Past Due 91-120 days	381,848.77	18
Past Due 121+ days	0.00	0
Total	11,029,902.05	439

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.36%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.52%
Delinquency Trigger Occurred	NO

Recoveries	700,445.46
Aggregate Net Losses/(Gains) - May 2025	143,523.82
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.35%
Prior Net Losses/(Gains) Ratio	0.26%
Second Prior Net Losses/(Gains) Ratio	0.48%
Third Prior Net Losses/(Gains) Ratio	0.62%
Four Month Average	0.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.63%

Overcollateralization Target Amount	5,206,702.45
Actual Overcollateralization	5,206,702.45
Weighted Average Contract Rate	6.09%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	41.58

Flow of Funds	$ Amount
Collections	26,141,535.17
Investment Earnings on Cash Accounts	12,440.30
Servicing Fee	(409,982.16)
Transfer to Collection Account	-
Available Funds	25,743,993.31

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,721,562.81
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	469,214.74
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,206,702.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,485,293.73

Total Distributions of Available Funds	25,743,993.31

Servicing Fee	409,982.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 05/15/25	449,838,403.13
Principal Paid	21,325,917.19
Note Balance @ 06/16/25	428,512,485.94

Class A-1
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2a
Note Balance @ 05/15/25	1,585,835.69
Principal Paid	1,585,835.69
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2b
Note Balance @ 05/15/25	1,102,567.44
Principal Paid	1,102,567.44
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-3
Note Balance @ 05/15/25	316,300,000.00
Principal Paid	18,637,514.06
Note Balance @ 06/16/25	297,662,485.94
Note Factor @ 06/16/25	94.1076465%

Class A-4
Note Balance @ 05/15/25	84,000,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	84,000,000.00
Note Factor @ 06/16/25	100.0000000%

Class B
Note Balance @ 05/15/25	31,200,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	31,200,000.00
Note Factor @ 06/16/25	100.0000000%

Class C
Note Balance @ 05/15/25	15,650,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	15,650,000.00
Note Factor @ 06/16/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,932,782.39
Total Principal Paid	21,325,917.19
Total Paid	23,258,699.58

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	7,360.92
Principal Paid	1,585,835.69
Total Paid to A-2a Holders	1,593,196.61

Class A-2b
SOFR Rate	4.33228%
Coupon	4.74228%
Interest Paid	4,647.72
Principal Paid	1,102,567.44
Total Paid to A-2b Holders	1,107,215.16

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	18,637,514.06
Total Paid to A-3 Holders	19,994,968.23

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.8606810
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.5303655
Total Distribution Amount	22.3910465

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0332321
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	7.1595291
Total A-2a Distribution Amount	7.1927612

A-2b Interest Distribution Amount	0.0301800
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	7.1595288
Total A-2b Distribution Amount	7.1897088

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.9235348
Total A-3 Distribution Amount	63.2152015

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	22.00
Noteholders' Third Priority Principal Distributable Amount	733.85
Noteholders' Principal Distributable Amount	244.15

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/25	2,603,351.22
Investment Earnings	9,400.89
Investment Earnings Paid	(9,400.89)
Deposit/(Withdrawal)	-
Balance as of 06/16/25	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,747,580.50	3,123,431.42	2,385,848.80
Number of Extensions	103	111	86
Ratio of extensions to Beginning of Period Receivables Balance	0.56%	0.61%	0.44%